Organization and Nature of Operations (Details)								1 Months Ended			9 Months Ended		12 Months Ended
	Apr. 04, 2019 $ / shares shares	Oct. 12, 2017 USD ($)	Jul. 07, 2016	Jan. 11, 2016 USD ($) shares	Jan. 11, 2016 USD ($) shares	Sep. 03, 2015 shares	Dec. 07, 2006	Jun. 19, 2020 USD ($) $ / shares shares	Oct. 27, 2016	Jul. 17, 2013 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 29, 2020 USD ($)	Oct. 30, 2019 shares	Apr. 05, 2019 $ / shares shares	Jul. 08, 2015 USD ($)	Nov. 06, 2013 USD ($)	Nov. 06, 2013 CNY (¥)	Jul. 17, 2013 CNY (¥)	May 27, 2013
Organization and Nature of Operations (Details) [Line Items]
Outstanding equity percentage										100.00%
Equity outstanding | ¥																				¥ 400,000	¥ 20,000,000
Common stock, shares outstanding (in Shares) | shares						120,000,000					38,502,954		38,502,954	38,502,954
Number of investors						39
Common stock, shares issued (in Shares) | shares	500,000,000										38,502,954		38,502,954	38,502,954
Aggregate value of common stock											$ 3,850		$ 3,850	$ 3,850
Loss before income taxes provisions		$ 33,323
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001										$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Reverse stock split	On April 4, 2019, the Company’s Board of Directors and majority shareholder approved a 5 to 1 reverse stock split of all of the issued and outstanding shares of the Company’s common stock, the change of corporate name from “Mullan Agritech Inc.” to “Muliang Agritech Inc.”, and the creation of one hundred million (100,000,000) shares of Blank Check Preferred Stock.
Preferred stock, shares issued (in Shares) | shares	100,000,000										19,000,000		19,000,000	19,000,000		30,000,000	100,000,000
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.0001										$ 0.0001		$ 0.0001	$ 0.0001
Aggregate purchase price											$ 2,830,800				$ 280,000
Restricted shares (in Shares) | shares											1,011,000
Common stock per value (in Dollars per share) | $ / shares											$ 2.8
Goodwill											$ 673,278
Net income											1,393,597	$ 1,525,631
Cash balances											240,801		$ 38,013	$ 348,834
Current liabilities											9,925,853		13,770,110
Working capital											$ 6,626,068		5,403,720
Loss before income taxes provisions		$ 33,323
Preferred stock, shares issued (in Shares) | shares	(100,000,000)
Accumulated deficit													6,876,227	8,596,332
Liability current													13,770,110
Working capital deficit													5,403,720	$ 5,145,436
Preferred Stock [Member]
Organization and Nature of Operations (Details) [Line Items]
Preferred stock, shares issued (in Shares) | shares	100,000,000
Muliang Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares outstanding (in Shares) | shares						150,525,000
Remaining shares held (in Shares) | shares						30,525,000
Common stock, shares issued (in Shares) | shares				129,475,000	129,475,000
Aggregate value of common stock				$ 64,737.5	$ 64,737.5
Common stock issued for agreement, shares (in Shares) | shares				120,000,000
Mullan Agritech [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares issued (in Shares) | shares																	500,000,000
Common stock par value (in Dollars per share) | $ / shares																	$ 0.0001
Preferred stock, shares issued (in Shares) | shares																	100,000,000
Preferred stock par value (in Dollars per share) | $ / shares																	$ 0.0001
Aggregate purchase price													$ 2,830,800
Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage								100.00%	45.00%									100.00%				99.00%
Acquisition percentage																			40.00%	40.00%
Description of owned subsidiaries			On July 7, 2016, Muliang Industry established a subsidiary, namely, Zhonglian Huinong (Beijing) Technology Co., Ltd (“Zhonglian”) in Beijing City, China. Muliang Industry owns 65% shares of Zhonglian, and a third-party company, Zhongrui Huilian (Beijing) Technology Co., Ltd, owns the other 35% shares. Zhonglian is to develop and operate an online agricultural products trading platform.						On October 27, 2016, Muliang Industry established a subsidiary, Yunnan Muliang Animal Husbandry Development Co., Ltd (“Yunnan Muliang”) in Yunnan Province, China. Muliang Industry owns 55% shares of Yunnan Muliang, and a third-party company, Shuangbai County Development Investment Co., Ltd., owns the other 45% shares. Yunnan Muliang was set up for the sales development of West China.		Muliang Industry has two wholly-owned subsidiaries (Shanghai Zongbao and Muliang Sales), one 99% owned subsidiary (Fukang), one 60% owned subsidiary (Agritech Development), and one indirectly wholly-owned subsidiary Zongbao Cangzhou.		As a result, Muliang Industry has two wholly-owned subsidiaries (Shanghai Zongbao and Muliang Sales), one 99% owned subsidiary (Fukang), one 60% owned subsidiary (Agritech Development), and one indirectly wholly owned subsidiary Zongbao Cangzhou.
Business Combination [Member] | Muliang Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Consideration value																		$ 5,000
Lirong Wang [Member]
Organization and Nature of Operations (Details) [Line Items]
Limited liability, percentage							95.00%
Common stock issued for agreement				$ 800	$ 800
Zongfang Wang [Member]
Organization and Nature of Operations (Details) [Line Items]
Limited liability, percentage							5.00%
Weihai Fukang Bio-Fertilizer Co., Ltd. [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage																						99.00%
Acquired equity purchase agreement, percentage																						99.00%
Mr. Hui Song [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage																						1.00%
Acquired equity purchase agreement, percentage																						99.00%
Mr. Jianping Zhang [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Consideration value																			$ 65,000	¥ 400,000
Shanghai Zongbao [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity outstanding										$ 3,200,000											¥ 20,000,000
Chenxi Shi [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares outstanding (in Shares) | shares						120,000,000
Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Limited liability, percentage			35.00%
Remaining shares held (in Shares) | shares								1,011,000					1,011,000
Purchase amount								$ 2,830,800					$ 2,830,800
Number of restricted shares (in Shares) | shares								1,011,000
Common stock par value (in Dollars per share) | $ / shares								$ 2.8					$ 2.8
Sale of assets													$ 673,278
Muliang Agritech Inc. [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage								100.00%
Mr. Hui Song [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage																						1.00%
Muliang Viagoo [Member]
Organization and Nature of Operations (Details) [Line Items]
Common stock, shares outstanding (in Shares) | shares						150,525,000
Remaining shares held (in Shares) | shares						30,525,000
Common stock, shares issued (in Shares) | shares				129,475,000	129,475,000
Aggregate value of common stock				$ 64,737.5	$ 64,737.5
Common stock issued for agreement, shares (in Shares) | shares					120,000,000
Muliang Viagoo [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Consideration value																		$ 5,000
Chief Executive Officer [Member]
Organization and Nature of Operations (Details) [Line Items]
Limited liability, percentage			65.00%
Muliang Industry [Member] | Business Combination [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquired equity purchase agreement, percentage									55.00%